DISPOSAL GROUPS HELD FOR SALE (Tables)	12 Months Ended
Jun. 30, 2019
DISPOSAL GROUPS HELD FOR SALE
Summary of carrying amounts of assets and liabilities of which control was lost

	June 30, 2019	June 30, 2018

ASSETS
Cash	$7,775,528	$5,363,552
Restricted cash	16,026,192	18,550,024
Commission receivable	1,246,707	496,097
Compensation receivable	103,577	107,473
Advance payment	17,724	21,231
Interest receivable	16,408,380	10,731,731
Other receivable	—	1,934
Available-for-sale financial assets	130,313,790	129,928,011
Deferred tax assets	—	240,018
Property and equipment, net	62,364	129,001
TOTAL ASSETS	$171,954,262	$165,569,072

LIABILITIES

Allowance on guarantee	$359,098	$2,637,236
Unearned Income-Guarantee commission	80,190	88,824
Income tax payable	2,309,505	2,411,031
Other liabilities	77,580	100,980
Deferred tax liabilities	210,074	—
TOTAL LIABILITIES	$3,036,447	$5,238,071

Net assets de-recognised	$168,917,815	160,331,001